PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)											1 Months Ended					6 Months Ended			12 Months Ended
	May 29, 2020 USD ($)	May 29, 2020 CNY (¥)	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Feb. 06, 2018 USD ($) item	Feb. 06, 2018 CNY (¥) item	Jun. 06, 2017 $ / shares shares	Nov. 24, 2015 USD ($)	Nov. 24, 2015 USD ($)	Jul. 31, 2020 item	Feb. 29, 2020 subsidiary	Sep. 30, 2019 subsidiary	Feb. 28, 2018 USD ($) item	Sep. 30, 2011 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2020 CNY (¥) segment	Jun. 30, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item segment	Dec. 31, 2019 CNY (¥) item segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 29, 2020 CNY (¥)	Feb. 21, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2010 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit																$ (419,000,821)				$ (489,938,842)				¥ (2,960,282,699)			¥ (3,410,856,231)			¥ (3,233,061,063)
Current liabilities exceeded total assets																55,700,000				125,900,000				393,600,000			876,600,000
Net proceeds from follow-on offering																			$ 8,100,000
Term of convertible note (in years)																			1 year
Net proceeds from issue and sale of convertible note																475,346	¥ 3,358,369	¥ 0	$ 500,000
Repayment of the principal and interest by cash	$ 44,600,000	¥ 315,900,000
Repayment of the principal and interest by ordinary shares	7,600,000																								¥ 53,600,000
Total repayment amount on outstanding debts including the convertible notes and interest-free loan	52,200,000	369,500,000														(44,708,992)	¥ (315,873,493)	¥ 0
Cash equivalents, bank deposits																				350,000									$ 80,000
Payments to acquire game licenses															$ 10,000,000
Additional payment to acquire game licenses due in four years															$ 12,700,000
Game license fee payable																				3,100,000									$ 3,100,000
Advertising expenses																				40,000	¥ 200,000	¥ 300,000	¥ 900,000
Unrestricted government subsidies from local government																				200,000	¥ 1,200,000	¥ 1,600,000	¥ 2,300,000
Exercise price | $ / shares								$ 0.00
Options exercised | shares								6,328,535
Options canceled | shares								10,806,665
Carrying value of convertible notes																				59,500,000							414,100,000
Deferred Revenue																				20,000							200,000			5,400,000
Convertible Notes Payable, Current																501,583				$ 59,485,752				3,543,737			414,127,908			¥ 375,257,140
Number of Tokens Subscribed | item						5,297,157	5,297,157				2,222,222			5,297,157						2,222,222	2,222,222
Payments for Subscription of Tokens						$ 2,000,000	¥ 14,100,000							$ 2,000,000
Number of subsidiaries disposed off | subsidiary													3
Lease assets																$ 972,700				$ 1,329,772				¥ 6,872,223			9,257,604
Lease liabilities																				$ 1,387,482							¥ 9,659,375
Number of operating segment | segment																1	1			1	1
12% Convertible Senior Notes Due 2018
PRINCIPAL ACCOUNTING POLICIES
Repayment of the principal and interest by cash	44,600,000	¥ 315,900,000	$ 44,600,000	¥ 315,900,000
Repayment of the principal and interest by ordinary shares	$ 7,600,000		7,600,000																						¥ 53,600,000	¥ 53,600,000
Total repayment amount on outstanding debts including the convertible notes and interest-free loan																$ 52,200,000	¥ 369,500,000
Principal amount									$ 40,050,000	$ 40,050,000
Notes due date										2018
Notes extension									2 years	2 years
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Ownership interest (as a percent)																34.71%				34.71%				34.71%			34.71%
Goodwill																															$ 1,600,000
Subsequent Event
PRINCIPAL ACCOUNTING POLICIES
Number of subsidiaries disposed off | subsidiary												3
Subsequent Event | 12% Convertible Senior Notes Due 2018
PRINCIPAL ACCOUNTING POLICIES
Repayments of Long-term Debt			4,800,000		$ 4,800,000
Convertible Notes Payable, Current			$ 55,500,000		$ 55,500,000
Accounting Standards Update 2016-02 [Member]
PRINCIPAL ACCOUNTING POLICIES
Lease assets | ¥																												¥ 0
Lease liabilities | ¥																												0
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit | ¥																												¥ 0
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period																1 year	1 year			1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period																4 years	4 years			4 years	4 years
Land use right
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life																44 years	44 years			44 years	44 years
Acquired game licenses | Minimum
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life																				2 years	2 years
Acquired game licenses | Maximum
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life																				7 years	7 years